Taxation - Summary of Reconciliation Between the Computed Expected Tax Expense (Benefit) Rate and the Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Statutory tax rate	25.00%	25.00%	(25.00%)
Research and development tax credit	(2.00%)	(2.00%)	(3.00%)
Effect of tax holiday	(6.00%)	(5.00%)	(4.00%)
Change in valuation allowance	0.00%	(9.00%)	38.00%
Undeductable expenses	2.00%
Others	1.00%
Effective income tax rate	20.00%	9.00%	6.00%